Principal Accounting Policies (Details 5) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 17, 2009	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation
Number of preceding years considered for estimating forfeiture		5 years
Restricted Stock Units (RSU)
Share Based Compensation
Resulting potential liabilities recorded under other long-term payables		¥ 84,774	¥ 106,230
Resulting potential liabilities recorded under accrued liabilities		¥ 155,624	¥ 137,033
2000 Stock Incentive Plan
Share Based Compensation
Percentage of annual recognition for share-based compensation costs		25.00%
Service vesting period		4 years
2009 RSU Plan
Share Based Compensation
Expiration period	10 years
2009 RSU Plan | Restricted Stock Units (RSU) | Minimum
Share Based Compensation
Service vesting period		1 year
2009 RSU Plan | Restricted Stock Units (RSU) | Maximum
Share Based Compensation
Service vesting period		5 years
Certain subsidiaries including Lede Inc. | Stock Option I
Share Based Compensation
Expiration period		5 years
Certain subsidiaries including Lede Inc. | Stock Option II
Share Based Compensation
Expiration period		6 years